Variable interest entities - Maximum exposure to loss in VIEs (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Variable Interest Entities [Abstract]
Carrying value of debt and equity investments	$ 114,990,000	$ 133,401,000